The
High Yield
Plus Fund,
Inc.

ANNUAL
REPORT

March 31, 1998

Letter To Shareholders
April 13, 1998

Dear Shareholder:
Fiscal 1998 proved to be a healthy year for the high yield market. Strong returns were driven by favorable economic conditions as well as broad-based demand for high yield instruments. In addition, the general strength of the equity markets and liquidity in the commercial banking system have both supported the financial flexibility of high yield issuers, insuring that capital is readily available. The high yield market witnessed a record amount of new issuance during 1997 - nearly $140 billion.
The new issue market has
commenced 1998 at a blistering pace, and to date, the vast majority of new issues have been readily absorbed, validating the strength of investor demand.

Fund Performance.
The Fund's total returns for the periods ended
March 31, 1998 are shown on the
following table. For comparison, we have also provided the returns of the
Lipper Closed-End Leveraged High Yield category, an average of 19 closed-end high yield funds. We would note that the degree of leverage varies substantially amongst the funds in this group. In addition, we have included the returns of the Lehman Brothers High Yield
Index, a proxy for high yield
market performance.

                            TOTAL RETURNS
                 For the Periods Ended March 31,
1998

                                6 Months       12
Months      24 Months
High Yield Plus Fund (NAV)1        7.1%
18.3%          32.0%
Lipper CEHY - Leveraged            5.9%
18.4%          34.3%
Lehman Brothers                    5.4%
15.3%          27.5%
  High Yield Index

1Source: Prudential Investments Fund Management.
The Fund's total return
represents the change in net asset value from the beginning of the period noted through March 31, 1998 and assumes the reinvestment of dividends and distributions. Past performance is no guaratee of future results.

The Fund's shares closed the period at $9.125 per share. This price reflected a modest discount to the Fund's net asset value of $9.21 per share as of March
31, 1998. The monthly dividend of $0.07 per share
($0.84 per share annualized)
equates to a yield of 9.2% on the closing stock price. For reference, this dividend yield was approximately 355 basis points in excess of the 10-year
Treasury bond yield as of March 31.

Global High Yield Market Developments.
Perhaps the issue of most interest during the year
was the financial turmoil
that swept through Asia, wreaking havoc in the
emerging market sector. By the
end of the year, several previously highly rated
countries, most notably South
Korea, had suddenly achieved junk status. By year-
end 1997, virtually all
emerging market issues had depreciated sharply in
value, in sympathy with the
Asian crisis. While we remain circumspect of the
issues of investing outside
of the U.S., as well as of the complexities
created by severe market
dislocation, we believed that valuations of
selected issuers merited the
Fund's investment. Given the International
Monetary Fund's quick focus, as
well as South Korea's resounding resolve to build
anew its fiscal balance
sheet, the broader
--------------------------------------------------
-----------------------------
                                1
emerging markets have recovered from their lows, to the benefit of the Fund's recent purchases in this arena. We believe that the need for global capital access will probably serve as the most compelling force for longer-term market liberalization and transparency. Parenthetically, the Fund's overall exposure to U.S. dollar-denominated issues outside of the U.S. and Canada has increased from approximately 10% to 23% over the six-month period ended March 31, 1998.

Thank you for your interest in the Fund, and we look forward to continuing the
Fund's investment program.

Sincerely yours,

Catherine A. Smith
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP
--------------------------------------------------
-----------------------------
                                2

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--125.4%
CORPORATE BONDS--113.8%
--------------------------------------------------
--------------------------------------------------
--------------------------
Aerospace/Defense--3.6%
Argo-Tech Corp., Sr. Sub. Notes
B3               8.625%      10/01/07   $   1,500
$  1,533,750
K&F Industries, Inc., Sr. Sub. Notes, Ser. B
B3               9.25        10/15/07         750
783,750
Moog, Inc., Sr. Sub. Notes, Ser. B
B2              10.00         5/01/06       1,340
1,450,550

------------

3,768,050
--------------------------------------------------
--------------------------------------------------
--------------------------
Automotive--4.1%
Accuride Corp., Sr. Sub. Notes
B2               9.25         2/01/08         450
447,750
Federal-Mogul Corp., Sr. Notes
Ba2              8.80         4/15/07         500
524,770
Johnstown America Industries, Inc., Sr. Sub. Notes
B3              11.75         8/15/05       1,500
1,676,250
Key Plastics, Inc., Sr. Sub. Notes, Ser. B
B3              10.25         3/15/07         750
796,875
LDM Technologies, Inc., Sr. Sub. Notes, Ser. B
B3              10.75         1/15/07         750
817,500

------------

4,263,145
--------------------------------------------------
--------------------------------------------------
--------------------------
Basic Industries-Manufacturing--6.3%
Clark-Schwebel Inc., Sr. Notes, Ser. B
B2               10.50        4/15/06         465
520,800
Gaylord Container Corp., Sr. Notes
B3                9.375       6/15/07       1,000
1,000,000
Great Lakes Carbon Corp., Sr. Sec. Notes
Ba3              10.00        1/01/06       1,000
1,095,000
International Wire Group, Inc., Sr. Sub. Notes
B3               11.75        6/01/05         750
832,500
Neenah Corp., Sr. Sub. Notes, Ser. B
B3               11.125       5/01/07         750
830,625
Roller Bearing Co. Amer. Inc., Sr. Sub. Notes,
Ser. B          B3                9.625
6/15/07         750          770,625
Thermadyne Holdings Corp., Sr. Notes
B1               10.25        5/01/02         750
780,000
UNICCO Service Co./UNICCO Fin. Corp., Sr. Sub.
Notes,
   Ser. B
B3                9.875      10/15/07         750
768,750

------------

6,598,300
--------------------------------------------------
--------------------------------------------------
--------------------------
Building & Related Industries--0.8%
Amtrol Inc., Sr. Sub. Notes
B3               10.625      12/31/06         500
518,750
Nortek Inc., Sr. Notes, Ser. B
B1                9.25        3/15/07         350
364,000

------------

882,750
--------------------------------------------------
--------------------------------------------------
--------------------------
Cable--5.2%
Adelphia Communications Corp., Sr. Notes, Ser. B
B3                9.875       3/01/07         500
545,000
Century Communications Corp., Sr. Disc. Notes
Ba3             Zero          1/15/08       1,250
550,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Cable (cont'd.)
CSC Holdings, Inc., Sr. Deb., Ser. B
Ba2              8.125%       8/15/09   $     250
$    261,875
Diamond Cable Co., Sr. Disc. Notes,
   Zero Coupon (until 2/15/02) (United Kingdom)
B3              10.75         2/15/07       1,000D
707,500
Diamond Holdings, PLC, Sr. Notes (United Kingdom)
B3               9.125        2/01/08         240D
246,600
Falcon Holding Group L.P., Sr. Deb.
B2               8.375        4/15/10         845
842,735
Frontiervision Holdings L.P., Sr. Disc. Notes,
   Zero Coupon (until 9/15/01)
B##             11.875        9/15/07       1,500
1,166,250
Rifkin Acquisition Partners L.L.L.P., Sr. Sub.
Notes           B3              11.125
1/15/06       1,000        1,110,000

------------

5,429,960
--------------------------------------------------
--------------------------------------------------
--------------------------
Chemicals--4.5%
Acetex Corp., Sr. Sec. Notes (Canada)
B1               9.75        10/01/03         750D
776,250
Huntsman Corp., Sr. Sub. Notes, F.R.N
B2               9.125        7/01/07         250
250,000
Laroche Industries, Inc., Sr. Sub. Notes
B3               9.50         9/15/07       1,000
987,500
PCI Chemicals Canada Inc., Sr. Sec. Notes, Ser. B
   (Canada)
B2               9.25        10/15/07         250D
252,500
Pioneer Americas Acquisition Corp., Sr. Sec.
Notes, Ser.
   B
B2               9.25         6/15/07         500
515,000
Sovereign Specialty Chemicals, Sr. Sub. Notes
B3               9.50         8/01/07       1,000
1,055,000
Terra Industries, Inc., Sr. Notes
Ba3             10.50         6/15/05         250
275,000
Texas Petrochemicals Corp., Sr. Sub. Notes
B3              11.125        7/01/06         500
551,250

------------

4,662,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Consumer Goods & Services--1.5%
Chattem Inc., Sr. Sub. Notes
B2                8.875       4/01/08         425
430,313
Muzak L.P., Muzak Capital, Sr. Notes
Ba3              10.00       10/01/03         500
522,500
Revlon Worldwide, Sr. Sec. Disc. Notes, Ser. B
B3              Zero          3/15/01         750
573,750

------------

1,526,563
--------------------------------------------------
--------------------------------------------------
--------------------------
Containers--3.3%
BWay Corp., Sr. Sub. Notes, Ser B
B2               10.25        4/15/07         750
825,000
Calmar Inc., Sr. Sub. Notes, Ser. B
B3               11.50        8/15/05         500
531,250
Silgan Holdings Inc.,
   Sr. Sub. Deb.
B1                9.00        6/01/09       1,750
1,837,500
   Sub. Deb., PIK
NR               13.25        7/15/06         200
226,289

------------

3,420,039

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Energy & Related Goods & Services--11.0%
Abraxas Petroleum Corp., Sr. Notes, Ser. B
B2               11.50%      11/01/04   $   1,500
$  1,545,000
Costilla Energy Inc.,
   Sr. Notes
B2               10.25       10/01/06         875
888,125
   Sr. Sub. Notes
B2               10.25       10/01/06         375
380,625
Cross Timbers Oil Co., Sr. Sub. Notes, Ser. B
B2                9.25        4/01/07       1,250
1,296,875
Kelley Oil And Gas Corp., Sr. Sub. Notes, Ser. B
B3               10.375      10/15/06         500
517,500
Petroleos Mexicanos, Global Gtd. Notes (Mexico)
Ba2               8.85        9/15/07       1,500D
1,511,250
Plains Resources, Inc., Sr. Sub. Notes
B2               10.25        3/15/06       1,500
1,612,500
Pride Petroleum Services, Inc., Sr. Notes
Ba3               9.375       5/01/07         315
337,050
RAM Energy, Inc., Sr. Notes
B3               11.50        2/15/08       1,750
1,741,250
Tatneft Finance, Gtd. Bonds (Russia)
Ba3               9.00       10/29/02         750D
682,500
Transportadora de Gas del Sur, S.A., Notes
(Argentina)         Ba3              10.25
4/25/01         250D         260,937
Wainoco Oil Corp., Sr. Notes
B1                9.125       2/15/06         750
753,750

------------

11,527,362
--------------------------------------------------
--------------------------------------------------
--------------------------
Financial Services--13.1%
Bangkok Bank Public Co., Deb. (Thailand)
Ba1               7.25        9/15/05       1,000D
878,300
Chevy Chase Svgs. Bank, F.S.B., Sub. Deb.
B1                9.25       12/01/08         500
522,500
Emergent Group Inc., Sr. Notes, Ser. B
B3               10.75        9/15/04       1,000
942,500
First Nationwide Holdings, Inc., Sr. Notes
B3               12.50        4/15/03         750
855,000
FirstFed Financial Corp., Notes
B2               11.75       10/01/04         500
540,000
Guangdong Enterprises Hldgs., Ltd. (China),
   Sr. Notes
Baa3              8.875       5/22/07         250D
224,182
   Sr. Notes
Baa3              8.875       5/22/07         900D
806,625
Hawthorne Financial Corp., Notes
NR               12.50       12/31/04       1,250
1,284,375
Olympic Financial Ltd., Sr. Notes
B2               11.50        3/15/07       1,500@
1,477,500
Resource America, Inc., Sr. Notes
Caa              12.00        8/01/04       1,500
1,593,750
Southern Pacific Funding Corp., Sr. Notes
B3               11.50       11/01/04         350
346,500
Superior Nat'l. Cap. Trust I
B1               10.75        12/1/17       1,135
1,205,938
Thai Farmers Bank Ltd., Sub. Notes (Thailand)
Ba1               8.25        8/21/16       1,500D
1,288,650
Unibanco-Uniao de Bancos Brasileiros S.A., Unsub.
Notes
   (Brazil)
B1                8.00        3/06/00         250D
245,000
Western Financial Svgs. Bank, F.S.B., Sub. Cap.
Deb.           B1                8.875
8/01/07       1,500        1,440,000

------------

13,650,820
--------------------------------------------------
--------------------------------------------------
--------------------------
Food & Lodging--3.9%
Aurora Foods Inc., Sr. Sub. Notes, Ser. D
B3                9.875       2/15/07         230
247,250
Capstar Hotel Co., Sr. Sub. Notes
B1                8.75        8/15/07         500
517,500
Del Monte Foods Co., Sr. Disc. Notes, Zero Coupon
(until
   12/15/02)
Caa              12.50       12/15/07       1,400
924,000
Eagle Family Foods Inc., Sr. Sub. Notes
B3                8.75        1/15/08         350
350,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Food & Lodging (cont'd.)
John Q. Hammons Hotels, First Mtge. Bonds
B1               8.875%       2/15/04   $   2,070
$  2,095,875

------------

4,134,625
--------------------------------------------------
--------------------------------------------------
--------------------------
Gaming--3.5%
Argosy Gaming Co., First Mtge. Notes
B2              13.25         6/01/04         500
557,500
Fitzgeralds Gaming Corp., Sr. Sec. Notes
B3              12.25        12/15/04       1,000
1,020,000
Hollywood Casino Corp., Sr. Sec. Notes
B2              12.75        11/01/03       1,000
1,105,000
Lady Luck Gaming Corp., First Mtge. Notes
B2              11.875        3/01/01       1,000
1,030,000

------------

3,712,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Grocery Stores--1.6%
Homeland Stores, Inc., Sr. Sub. Notes
NR               10.00        8/01/03       1,000
940,000
Pathmark Stores, Inc., Sub. Notes
Caa              11.625       6/15/02         750
744,375

------------

1,684,375
--------------------------------------------------
--------------------------------------------------
--------------------------
Health Care--4.3%
Columbia/HCA Healthcare Corp., Notes
Ba2               7.25        5/20/08       1,000
947,280
Owens & Minor Inc., Sr. Sub. Notes
B1               10.875       6/01/06       1,000
1,117,000
Pharmerica Inc., Sr. Sub. Notes
B2                8.375       4/01/08         625
628,125
Universal Hospital Svcs., Sr. Notes
B3               10.25        3/01/08       1,750
1,798,125

------------

4,490,530
--------------------------------------------------
--------------------------------------------------
--------------------------
Home Builder & Real Estate--2.9%
BF Saul Real Estate Investment Trust, Sr. Sec.
Notes           B3##              9.75
4/01/08         500          503,750
Kaufman & Broad Home Corp., Sr. Sub. Notes
Ba3               9.625      11/15/06         500
532,500
Presley Companies, Sr. Notes
B3               12.50        7/01/01       1,000
960,000
Standard Pacific Corp., Sr. Notes
Ba2               8.50        6/15/07         750
765,000
Toll Corp., Sr. Sub. Notes
Ba3               7.75        9/15/07         250
250,625

------------

3,011,875
--------------------------------------------------
--------------------------------------------------
--------------------------
Media & Communications--9.5%
Allbritton Communications Co., Sr. Sub. Notes
B3                8.875       2/01/08         350
353,500
Big Flower Press Holdings Inc., Sr. Sub. Notes
B2                8.875       7/01/07         500
510,000
Chancellor Media Corp., Sr. Sub. Notes
B2                9.375      10/01/04         500
530,000
Echostar DBS Corp., Sr. Sec. Notes
Caa              12.50        7/01/02         900
1,019,250

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Media & Communications (cont'd.)
Fox/Liberty Networks L.L.C., Sr. Disc. Notes,
   Zero Coupon (until 8/15/02)
B1                9.75%       8/15/07   $   1,500
$  1,020,000
Globo Comunicacoes e Participacoes S.A., Notes
(Brazil)        B1               10.50
12/20/06       1,250D       1,270,312
Innova S de R.L., Sr. Notes (Mexico)
B2               12.875       4/01/07       1,000D
1,067,500
Jacor Communications, Inc.,
   Sr. Sub. Notes
B2                9.75       12/15/06         250
273,750
   Sr. Sub. Notes
B2                8.00        2/15/10         270
271,688
JCAC, Inc., Sr. Sub. Notes
B2               10.125       6/15/06         250
274,375
Liberty Group Publishing Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/1/03)
Caa              11.625       2/01/09         415
254,188
Net Sat Servicos Ltda., Sr. Sec. Notes (Brazil)
B2               12.75        8/05/04         285D
292,125
Sullivan Graphics Inc., Sr. Sub. Notes
Caa              12.75        8/01/05       1,000
1,057,500
Tevecap S.A., Sr. Notes (Brazil)
B2               12.625      11/26/04       1,250D
1,265,625
TV Azteca S.A. de CV, Gtd. Sr. Notes (Brazil)
Ba3              10.50        2/15/07         500D
532,500

------------

9,992,313
--------------------------------------------------
--------------------------------------------------
--------------------------
Metals--4.8%
Acindar Industria Argentina de Aceros S.A., Notes
   (Argentina)
B2               11.25        2/15/04         750D
795,000
AK Steel Corp., Sr. Notes
Ba2               9.125      12/15/06         500
535,625
Armco, Inc., Sr. Notes
B2                9.00        9/15/07         250
260,625
Companhia Vale do Rio Doce, Notes (Brazil)
NR               10.00        4/02/04         750D
768,750
CSN Iron S.A., Gtd. Notes (Brazil)
B1                9.125       6/01/07       1,250D
1,170,313
GS Technologies Operating Co. Inc., Sr. Notes
B2               12.25       10/01/05         350
393,750
Weirton Steel Corp., Sr. Notes
B2               11.375       7/01/04       1,000
1,082,500

------------

5,006,563
--------------------------------------------------
--------------------------------------------------
--------------------------
Paper & Packaging--11.1%
APP Int'l. Finance Co., Sec. Notes (Indonesia)
Caa              11.75       10/01/05         750D
720,000
Aracruz Celulose S. A., (Brazil),
   Notes
B1               10.375       1/31/02       1,035D
1,068,637
   Notes
B1               10.375       1/31/02         715D
738,238
Bahia Sul Celulose S.A., Notes (Brazil)
NR               10.625       7/10/04         500D
497,500
Container Corp. of America,
   Sr. Notes
B1                9.75        4/01/03       1,000
1,075,000
   Sr. Notes, Ser. B
B1               10.75        5/01/02       1,000
1,100,000
Doman Industries Ltd., Sr. Notes (Canada)
B1                8.75        3/15/04         750D
747,187
Fonda Group Inc., Sr. Sub. Notes, Ser. B
B3                9.50        3/01/07         750
735,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Paper & Packaging (cont'd.)
Grupo Industrial Durango, S.A. de C.V., Notes
B1              12.625%       8/01/03   $     350
$    397,688
Klabin Fabricadora de Papel e Celulose S.A.,
   Gtd. Notes (Brazil)
NR              11.00         8/12/04       1,000D
1,006,250
Pindo Deli Finance Mauritius Ltd., Gtd. Sr. Notes
   (Indonesia)
Caa             10.75        10/01/07       1,250D
1,012,500
Repap New Brunswick, Inc., Sr. Sec. Notes (Canada)
Caa             10.625        4/15/05       1,500D
1,515,000
S.D. Warren Co., Sr. Sub. Notes, Ser. B
B1              12.00        12/15/04         350
390,250
Tembec Finance Corp., Sr. Notes (Canada)
B1               9.875        9/30/05         500D
530,000

------------

11,533,250
--------------------------------------------------
--------------------------------------------------
--------------------------
Technology--4.6%
Advanced Micro Devices, Inc., Sr. Sec. Notes
Ba1             11.00         8/01/03         750
804,375
Concentric Network Corp., Notes
NR              12.75        12/15/07         255@
300,900
DecisionOne Corp., Sr. Sub. Notes
B3               9.75         8/01/07         500
487,500
DecisionOne Holdings Corp., Sr. Disc. Deb.,
   Zero Coupon (until 8/1/02)
Caa             11.50         8/01/08       1,000@
600,000
Fairchild Semiconductor Corp., Sr. Sub. Notes
B2              10.125        3/15/07         500
522,500
Pierce Leahy Corp., Sr. Sub. Notes
B3               9.125        7/15/07         500
525,000
Unisys Corp., Sr. Notes, Ser. B
B1              12.00         4/15/03         500
565,000
Verio Inc., Sr. Notes
NR              10.375        4/01/05         960
998,400

------------

4,803,675
--------------------------------------------------
--------------------------------------------------
--------------------------
Telecommunications--12.6%
Advanced Radio Telecom Corp., Sr. Notes
Caa##            14.00        2/15/07         850
935,000
American Communications Services, Sr. Disc. Notes,
   Zero Coupon (until 4/1/01)
NR               12.75        4/01/06         750
596,250
American Mobile Satellite Corp., Notes
NR               12.25        4/01/08         280@
290,500
BTI Telecom Corp., Sr. Notes
B2               10.50        9/15/07         890
927,825
Clearnet Communications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 12/15/00) (Canada)
B3               14.75       12/15/05         750D
620,625
GST Telecommunications, Inc., Sr. Sub. Notes,
   Zero Coupon (until 11/15/02)
NR               12.75       11/15/07         635
768,350
Hyperion Telecommunications Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/01)
B3               13.00        4/15/03         350
269,500
   Sr. Sec. Notes, Ser. B
B3               12.25        9/01/04         715
807,950
Intermedia Communications Inc.,
   Sr. Notes
B2                8.50        1/15/08         150
157,125
   Sr. Notes, Ser. B
B2                8.875      11/01/07         350
371,875

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                                 Principal

Rating         Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Telecommunications (cont'd.)
Iridium L.L.C./Iridium Capital Corp., Sr. Notes,
Ser. C        B3               11.25%
7/15/05   $   1,000     $  1,061,250
ITC Deltacom Inc., Sr. Notes
B2                8.875       3/01/08         700
710,500
Korea Telecom (South Korea),
   Notes
Ba1               7.50        6/01/06         500D
438,675
   Notes
Ba1               7.625       4/15/07       1,000D
878,690
McLeodUSA Inc.,
   Sr. Notes
B2                9.25        7/15/07         500
535,000
   Sr. Notes
B2                8.375       3/15/08         140
145,250
MGC Communications Inc., Sr. Sec. Notes, Ser. B
Caa              13.00       10/01/04         500
517,500
MobileMedia Communications, Inc., Sr. Sub. Notes
C                 9.375      11/01/07
2,000**        230,000
Philippine Long Dist. Tel. Co., Notes (The
Philippines)        Ba2               7.85
3/06/07       1,750D       1,631,875
Winstar Communications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 10/15/00)
NR               14.00       10/15/05       1,500
1,260,000

------------

13,153,740
--------------------------------------------------
--------------------------------------------------
--------------------------
Textiles--0.2%
Polysindo Int'l. Finance Co., Notes (Indonesia)
Caa              11.375       6/15/06         350D
234,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Transportation--0.9%
MRS Logistica S.A., Notes (Brazil)
B1##             10.625       8/15/05         500D
490,000
Valujet Inc., Sr. Notes
B3               10.25        4/15/01         500
475,000

------------

965,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Utilities--0.5%
Inversora Electrica de Buenos Aires S.A., Sr.
Notes, Ser.
   B (Argentina)
Ba1##             9.00        9/16/04         500D
496,250

------------
Total corporate bonds (cost $116,837,701)
118,948,685
--------------------------------------------------
--------------------------------------------------
--------------------------
Foreign Government ObligationsD--7.2%
Republic of Argentina,
   Global Bonds
Ba3              11.00       10/09/06       1,750
1,946,875
   Global Bonds
Ba3               8.375      12/20/03         500
497,500
   Global Bonds
Ba3              11.375       1/30/17         500
565,625
Republic of Brazil, Ser. C
B1                4.50        4/15/14       2,317
1,949,477
Republic of Colombia, Global Bonds
Baa3              8.375       2/15/27       1,750
1,620,605
Republic of Venezuela, Bonds
Ba2               9.25        9/15/27       1,000
907,500

------------
Total foreign government obligations (cost
$6,786,157)
7,487,582

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of March 31, 1998
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Moody's

Rating         Interest    Expiration
Value
Description
(Unaudited)      Rate         Date         Shares
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
PREFERRED STOCKS--4.4%
Chevy Chase Capital Corp., Noncumulative
Exchangeable,
   Ser. A
B1              10.375%            --      10,000
$    536,250
Fairfield Mfg. Inc., Cumulative Exchangeable, PIK
B3              11.25              --       1,000
1,045,000
Fitzgeralds Gaming Corp., Cumulative Redeemable
Ca              15.00              --      10,000@
340,000
Granite Broadcasting Corp., Cumulative
Exchangeable, PIK       B1##            12.75
--         566          647,820
IXC Communications Inc., Jr. Conv., PIK
NR              12.50              --         670
817,782
Lady Luck Gaming Corp., Ser. A
NR              11.50              --       7,000
273,000
SF Holdings Group Inc., Exchangeable, PIK
NR              13.75              --         110@
1,006,500

------------
Total preferred stocks (cost $4,369,565)
4,666,352
--------------------------------------------------
--------------------------------------------------
--------------------------
WARRANTS*
Warrants

----------
Benedek Communications Corp.
   (cost $0; acquired 10/17/96)
NR              --             7/1/07       5,500
11,000
MGC Communications, Inc.
NR              --            10/1/20         500
17,500

------------
Total warrants (cost $17,500)
28,500
--------------------------------------------------
--------------------------------------------------
--------------------------
Total Investments--125.4%
  (cost $128,010,923; Note 3)
131,131,119
Liabilities in excess of other assets--(25.4)%
(26,572,747)

------------
Net Assets--100%
$104,558,372

------------

------------

---------------
        * --Non-income-producing security.
       ** --Represents issuer in default on
interest payments; non-income-
            producing security.
       ## --S&P Equivalent to Moody's Rating.
        D --US$ Denominated Foreign Bonds.
        @ --Consists of more than 1 class of
securities traded together as a
            unit; generally bonds with attached
stock or warrants.
       NR --Not rated by Moody's or Standard &
Poor's.
      PIK --Payment in Kind.
   L.L.C. --Limited Liability Corporation.
 L.L.L.P. --Limited Liability Limited Partnership.
     L.P. --Limited Partnership.
   F.R.N. --Floating Rate Note.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

Statement of Assets and Liabilities
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Assets
March 31, 1998
Investments, at value (cost
$128,010,923).....................................
 .............................      $ 131,131,119
Cash..............................................
 ..................................................
 .......          2,699,939
Receivable for investments
sold..............................................
 ..............................          5,444,774
Interest and dividends
receivable........................................
 ..................................
2,910,517
Other
assets............................................
 ..................................................
 .             54,770

--------------
   Total
assets............................................
 ................................................
142,241,119

--------------
Liabilities
Loan payable (Note
4)................................................
 ......................................
30,000,000
Payable for investments
purchased.........................................
 .................................
6,484,839
Dividends
payable...........................................
 ...............................................
795,221
Loan interest payable (Note
4)................................................
 .............................            245,672
Accrued
expenses..........................................
 .................................................
83,301
Advisory fee
payable...........................................
 ............................................
44,190
Administration fee
payable...........................................
 ......................................
17,676
Deferred directors'
fees..............................................
 .....................................
11,848

--------------
   Total
liabilities.......................................
 ................................................
37,682,747

--------------
Net
Assets............................................
 ..................................................
 ...      $ 104,558,372

--------------

--------------
Net assets were comprised of:
   Common stock, at
par...............................................
 .....................................      $
113,485
   Paid-in capital in excess of
par...............................................
 .........................        104,157,299

--------------

104,270,784
   Undistributed net investment
income............................................
 .........................            310,599
   Accumulated net realized loss on
investments.......................................
 .....................         (3,143,207 )
   Net unrealized appreciation of
investments.......................................
 .......................          3,120,196

--------------
   Net assets, March 31,
1998..............................................
 ................................      $
104,558,372

--------------

--------------
Net asset value per share ($104,558,372 /
11,348,544 shares of common stock issued and
outstanding)........               $9.21

--------------

--------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

THE HIGH YIELD PLUS FUND, INC.
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income
March 31, 1998
Income
   Interest.................................    $
11,712,150
   Dividends................................
225,226
                                               ---
-----------

11,937,376
                                               ---
-----------
Expenses
   Investment advisory fee..................
505,151
   Administration fee.......................
202,061
   Custodian's fees and expenses............
106,000
   Legal fees and expenses..................
75,000
   Reports to shareholders..................
57,000
   Transfer agent's fees and expenses.......
39,000
   Audit fee................................
27,000
   Insurance expense........................
25,000
   Listing fee..............................
25,000
   Directors' fees and expenses.............
12,000
   Miscellaneous............................
10,650
                                               ---
-----------
      Total operating expenses..............
1,083,862
   Loan interest expense (Note 4)...........
1,374,351
                                               ---
-----------
      Total expenses........................
2,458,213
                                               ---
-----------
Net investment income.......................
9,479,163
                                               ---
-----------
Realized and Unrealized
Gain on Investments
Net realized gain on investment
   transactions.............................
5,009,438
Net change in unrealized appreciation of
   investments..............................
2,649,914
                                               ---
-----------
Net gain on investments.....................
7,659,352
                                               ---
-----------
Net Increase in Net Assets
Resulting from Operations...................    $
17,138,515
                                               ---
-----------
                                               ---
-----------

THE HIGH YIELD PLUS FUND, INC.
Statement of Cash Flows
--------------------------------------------------
----------

Year Ended
Increase (Decrease) in Cash
March 31, 1998
Cash flows used for operating activities
   Interest and dividends received (excluding
      discount amortization of $615,950)......  $
11,106,041
   Operating expenses paid....................
(823,577)
   Loan interest and commitment fee paid......
(1,515,806)
   Maturities of short-term portfolio
      investments, net........................
1,350,000
   Purchases of long-term portfolio
      investments.............................
(139,142,949)
   Proceeds from disposition of long-term
      portfolio investments...................
128,334,987
   Deferred expenses and other assets.........
5,678
                                                --
------------
   Net cash used for operating activities.....
(685,626)
                                                --
------------
Cash provided from financing activities
   Net increase in notes payable..............
12,000,000
   Cash dividends paid (excluding reinvestment
      of dividends of $876,479)...............
(8,614,779)
                                                --
------------
   Net cash provided from financing
      activities..............................
3,385,221
                                                --
------------
   Net increase in cash.......................
2,699,595
   Cash at beginning of year..................
344
                                                --
------------
   Cash at end of year........................  $
2,699,939
                                                --
------------
                                                --
------------
Reconciliation of Net Increase in Net Assets
to Net Cash used for Operating Activities
Net increase in net assets resulting from
   operations.................................  $
17,138,515
                                                --
------------
Increase in investments.......................
(10,955,944)
Net realized gain on investment
   transactions...............................
(5,009,438)
Net change in unrealized appreciation of
   investments................................
(2,649,914)
Increase in receivable for investments sold...
(4,484,405)
Increase in interest and dividends
   receivable.................................
(215,385)
Decrease in deferred expenses and other
   assets.....................................
5,678
Increase in payable for investments
   purchased..................................
5,366,437
Increase in accrued expenses and other
   liabilities................................
118,830
                                                --
------------
   Total adjustments..........................
(17,824,141)
                                                --
------------
   Net cash used for operating activities.....  $
(685,626)
                                                --
------------
                                                --
------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

THE HIGH YIELD PLUS FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------
----------

                                       Year Ended
March 31,
Increase (Decrease)                ---------------
--------------
in Net Assets                          1998
1997
                                   ------------
-----------
Operations
   Net investment income........   $  9,479,163
$ 9,238,631
   Net realized gain on
      investment transactions...      5,009,438
2,559,619
   Net change in unrealized
      appreciation/depreciation
      of investments............      2,649,914
(1,353,218)
                                   ------------
-----------
   Net increase in net assets
      resulting from
      operations................     17,138,515
10,445,032
Dividends from net investment
   income.......................     (9,479,163)
(9,238,631)
Distributions in excess of net
   investment income............        (19,779)
(170,811)
Value of Fund shares issued to
   shareholders in reinvestment
   of dividends.................        876,479
915,455
                                   ------------
-----------
Total increase..................      8,516,052
1,951,045
Net Assets
Beginning of year...............     96,042,320
94,091,275
                                   ------------
-----------
End of year.....................   $104,558,372
$96,042,320
                                   ------------
-----------
                                   ------------
-----------

THE HIGH YIELD PLUS FUND, INC.
Notes to Financial Statements
--------------------------------------------------
----------
The High Yield Plus Fund, Inc. (the 'Fund') was
organized in Maryland on
February 3, 1988, as a diversified, closed-end
management investment company.
The Fund had no transactions until April 4, 1988,
when it sold 11,000 shares of
common stock for $102,300 to Wellington Management
Company, LLP (the 'Investment
Adviser'). Investment operations commenced on
April 22, 1988. The Fund's primary
objective is to provide a high level of current
income to shareholders. The Fund
seeks to achieve this objective through investment
in publicly or privately
offered high yield debt securities rated in the
medium to lower categories by
recognized rating services or nonrated securities
of comparable quality. As a
secondary investment objective, the Fund will seek
capital appreciation, but
only when consistent with its primary objective.
The ability of issuers of debt
securities held by the Fund to meet their
obligations may be affected by
economic developments in a specific industry or
region.
--------------------------------------------------
----------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the closing bid price or in the absence of such price, as determined in good faith by the Board of Directors of the Fund. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the closing bid price.
Securities for which no trades have taken place that day and unlisted securities for which market quotations are readily available are valued at the latest bid price.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Cash Flow Information: The Fund invests in
securities and pays dividends from
net investment income and distributions from net
realized gains which are paid
in cash or are reinvested at the discretion of
shareholders. These activities
are reported in the Statement of Changes in Net
Assets and additional
information on cash receipts and cash payments is
--------------------------------------------------
------------------------------
See Notes to Financial Statements      13

Notes to Financial Statements
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------
presented in the Statement of Cash Flows.
Accounting practices that do not
affect reporting activities on a cash basis include carrying investments at value and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of
Assets and Liabilities.

Securities Transactions and Net Investment Income:
Security transactions are
recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of three elements; stated coupon rate, original issue discount and market discount, is recorded on an accrual basis.
Dividend income is recorded on
the ex-dividend date. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Taxes: It is the Fund's policy to continue to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to declare and pay dividends of net investment income monthly and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
--------------------------------------------------
----------
Note 2. Agreements

The Fund has agreements with the Investment
Adviser and with Prudential
Investments Fund Management LLC (the
'Administrator'). The Investment Adviser makes investment decisions on behalf of the Fund;
the Administrator provides
occupancy and certain clerical and accounting services to the Fund. The Fund bears all other costs and expenses.

The investment advisory agreement provides for the
Investment Adviser to receive
a fee, computed weekly and payable monthly at an
annual rate of .50% of the
Fund's average weekly net assets. The
administration agreement provides for the
Administrator to receive a fee, computed weekly
and payable monthly at an annual
rate of .20% of the Fund's average weekly net
assets.
--------------------------------------------------
----------
Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the year ended March 31, 1998, were $144,503,792 and $132,812,163, respectively.

During the year ended March 31, 1998, the Fund entered into $1,716,750 of securities transactions on a principal basis with Prudential Securities
Incorporated, an affiliate of the Administrator.

The cost basis of investments for federal income tax purposes is substantially the same as for financial reporting purposes and, accordingly, as of March 31,
1998, net unrealized appreciation for federal income tax purposes was $3,120,196
(gross unrealized appreciation--$5,238,705; gross unrealized depreciation--$2,118,509).

For federal income tax purposes, the Fund has a
capital loss carryforward as of
March 31, 1998 of approximately $3,143,000 of
which $1,337,000 expires in 2003
and $1,806,000 expires in 2004. Such carryforward
is after utilization of
approximately $5,010,000 of net taxable gains
realized and recognized during the
year ended March 31, 1998. Accordingly, no capital
gains distributions are
expected to be paid to shareholders until net
gains have been realized in excess
of such carryforward.
--------------------------------------------------
----------
Note 4. Borrowings

The Fund has a credit agreement with an
unaffiliated lender. The maximum
commitment under this agreement is $30,000,000.
Interest on any such borrowings
is based on market rates and is payable at maturity. The average daily balance outstanding during the year ended March 31, 1998 was $21,027,397 at a weighted average interest rate of 6.54%. The maximum face amount of borrowings outstanding at any month end during the year ended
March 31, 1998 was
$30,000,000. The current borrowings of $30,000,000
(at a weighted average
interest rate of 6.28%) mature throughout the period from April 3, 1998 to September 28, 1998.

The Fund has paid commitment fees at an annual
rate of .10 of 1% on any unused
portion of the credit facility. Commitment fees
are included in 'Loan Interest'
as reported on the Statement of Assets and
Liabilities and on the Statement of
Operations.
--------------------------------------------------
----------
Note 5. Capital

There are 100 million shares of $.01 par value
common stock authorized. During
the fiscal years ended March 31, 1998 and 1997,
the Fund issued 98,012 and
106,725 shares in connection with reinvestment of
dividends, respectively.
--------------------------------------------------
----------
Note 6. Dividends

On February 11, 1998 the Board of Directors of the
Fund declared dividends of
$0.07 per share payable on April 9 and May 8, 1998
to shareholders of record on
March 31 and April 30, 1998, respectively.
--------------------------------------------------
------------------------------
                                       14

Financial Highlights
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------

Year Ended March 31,

--------------------------------------------------
------

1998        1997        1996        1995
1994

--------     -------     -------     -------     -
------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year........................  $   8.54     $  8.44
$  7.85     $  8.38     $  8.48

--------     -------     -------     -------     -
------
Income from investment operations
Net investment
income.....................................
 .84         .82         .84         .87
 .90
Net realized and unrealized gain (loss) on
investments....       .67         .12         .59
(.54)       (.15)

--------     -------     -------     -------     -
------
   Total from investment
operations.......................      1.51
 .94        1.43         .33         .75

--------     -------     -------     -------     -
------
Less dividends and distributions
Dividends from net investment
income......................      (.84)
(.82)       (.84)       (.86)       (.85)
Distributions in excess of net investment
income..........        --        (.02)         --
--          --

--------     -------     -------     -------     -
------
   Total
dividends........................................
(.84)       (.84)       (.84)       (.86)
(.85)

--------     -------     -------     -------     -
------
Net asset value, end of
year(a)...........................  $   9.21     $
8.54     $  8.44     $  7.85     $  8.38

--------     -------     -------     -------     -
------

--------     -------     -------     -------     -
------
Market price per share, end of
year(a)....................  $  9.125     $  9.00
$  8.75     $  8.00     $ 8.375

--------     -------     -------     -------     -
------

--------     -------     -------     -------     -
------
TOTAL INVESTMENT
RETURN(b):...............................
11.25%      13.38%      20.80%       6.33%
3.90%

--------     -------     -------     -------     -
------

--------     -------     -------     -------     -
------
RATIO/SUPPLEMENTAL DATA:
Net assets, end of year (000
omitted).....................  $104,558
$96,042     $94,091     $86,704     $91,698
Average net assets (000
omitted)..........................  $100,766
$95,946     $92,855     $87,734     $96,962
Ratio to average net assets:
   Expenses, before loan interest, commitment fees
and
      nonrecurring
expenses...............................      1.07%
1.08%       1.01%       1.11%       1.12%
   Total
expenses.........................................
2.44%       2.32%       2.29%       2.71%
2.01%
   Net investment
income..................................
9.41%       9.63%      10.18%      10.90%
10.15%
Portfolio turnover
rate...................................       112%
60%         60%         47%        100%
Total debt outstanding at end of year (000
omitted).......  $ 30,000     $18,000     $17,000
$19,000     $28,000
Asset coverage per $1,000 of debt
outstanding.............  $  4,485     $ 6,336
$ 6,535     $ 5,563     $ 4,275

---------------
(a) NAV and market value are published in The Wall
Street Journal each Monday.
(b) Total investment return is calculated assuming
a purchase of common stock at
    the current market value on the first day and
a sale at the current market
    value on the last day of each year reported.
Dividends and distributions are
    assumed for purposes of this calculation to be
reinvested at prices obtained
    under the dividend reinvestment plan. This
calculation does not reflect
    brokerage commissions.
Contained above is selected data for a share of
common stock outstanding, total
investment return, ratios to average net assets
and other supplemental data for
the years indicated. This information has been
determined based upon information
provided in the financial statements and market
price data for the Fund's
shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     15

Report of Independent Accountants
THE HIGH YIELD PLUS FUND, INC.
--------------------------------------------------
------------------------------
To the Board of Directors and Shareholders of The High Yield Plus Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Plus Fund,
Inc. (the 'Fund') at March 31, 1998, the results of its operations and its cash flows for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for each of the three years in the period ended March 31, 1996 were audited by other independent accountants, whose opinion dated May 9, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
May 14, 1998
--------------------------------------------------
------------------------------
                                       16

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Federal Income Tax Information (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
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We are required by the Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal year end (March 31, 1998) that 2.23% of the dividends paid in the fiscal year ended March 31, 1998 qualified for the corporate dividends received deduction available to corporate taxpayers.

Other Information (Unaudited)
THE HIGH YIELD PLUS FUND, INC.
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Dividend Reinvestment Plan. Shareholders may elect
to have all distributions of
dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan
(the Plan). Shareholders who
do not participate in the Plan will receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent.
Shareholders who wish to
participate in the Plan should contact the Fund at
(800) 451-6788.

State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution);
or if (2) the market price of
Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If net asset value exceeds the market price of Shares on the valuation date or the Fund declares a dividend or other distribution payable only in cash, the Plan
Agent will, as agent for the
participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The
Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole
Shares and cash for
fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box 8200,
Boston, MA 02266-8200.

Investment Policies. Based on the evolution of the
high yield market over the
past several years, the Fund has adopted certain
non-fundamental changes to its
investment policies. The Fund may invest up to 25%
of its total assets in
securities that are restricted as to disposition
under the federal securities
laws or otherwise not readily marketable. Given
the dramatic increase in the
number of securities issued under Rule 144A of the
Securities Act of 1933,
securities eligible for resale but are otherwise
liquid are no longer subject to
this limitation. In addition, given recent
developments in the high yield
market, the Fund amended its investment policy
regarding investment in foreign
securities to allow the Fund to invest up to 20%
of its total assets in non-U.S.
dollar denominated high yield foreign debt
securities.
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                                       17

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Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section
23(c) of the Investment
Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The High Yield Plus Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

429906100